Share-based Awards - Summary of RSU and PSU Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	251,053
Granted (in shares)	55,102
Shares vested (in shares)	(109,359)
Forfeited (in shares)	(5,807)
Outstanding at ending of period (in shares)	190,989	251,053
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	$ 89.95
Granted (USD per share)	140.38
Shares vested (USD per share)	71.95
Forfeited (USD per share)	84.65
Outstanding at end of period (USD per share)	$ 106.20	$ 89.95
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 8 months 1 day	11 months 16 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	534,677
Granted (in shares)	27,697
Shares vested (in shares)	(33,540)
Forfeited (in shares)	(17,856)
Outstanding at ending of period (in shares)	510,978	534,677
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	$ 89.50
Granted (USD per share)	140.38
Shares vested (USD per share)	86.91
Forfeited (USD per share)	90.18
Outstanding at end of period (USD per share)	$ 92.40	$ 89.50
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 1 month 6 days	1 year 2 months 19 days